UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6624

Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	December 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.5%
	MUNICIPAL BONDS – 98.5%
	Consumer Discretionary – 0.2%
$ 100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 97,691
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 1.5%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
335	4.750%, 6/01/22	6/16 at 100.00	BBB–	324,260
540	5.000%, 6/01/26	6/16 at 100.00	BB–	468,547
875	Total Consumer Staples			792,807
	Education and Civic Organizations – 22.5%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	98,851
	2007A, 5.000%, 7/01/31
165	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	138,810
	Schools, Series 2007A, 5.000%, 4/01/37
280	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	282,811
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	30,156
	University, Series 2006, 5.000%, 5/01/23
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	394,297
	2007A, 5.000%, 7/01/41 – RAAI Insured
150	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	150,000
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	1,010,040
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
50	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	51,880
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	A	1,986,340
	5.000%, 7/01/37 – FGIC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	1,054,610
	2011A, 5.000%, 10/01/41
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,870,488
	University, Series 2010A, 5.000%, 7/01/40
120	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	120,392
	2010, 5.250%, 7/01/35
815	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	693,793
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	100,563
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
110	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	110,495
	Project, Series 2013, 5.000%, 9/01/38
2,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	AA–	2,031,240
	Rochester Project, Series 2011B, 5.000%, 7/01/41
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	100,259
	Francis College, Series 2004, 5.000%, 10/01/34
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB	92,174
	College of Aeronautics, Series 2006A, 5.000%, 12/01/28
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
500	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	459,915
430	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	342,125
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
590	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	536,210
300	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	A	287,523
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	65,636
	College, Series 2007, 5.000%, 10/01/27
12,235	Total Education and Civic Organizations			12,008,608
	Financials – 2.9%
1,050	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	1,091,580
	Series 2005, 5.250%, 10/01/35
435	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	462,492
	Series 2007, 5.500%, 10/01/37
1,485	Total Financials			1,554,072
	Health Care – 11.5%
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A	1,026,500
	2008A, 5.250%, 11/15/32
1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+	984,590
	Series 2006, 5.000%, 3/01/41
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	458,411
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
100	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	102,351
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
250	6.000%, 12/01/15	No Opt. Call	Ba1	251,870
160	6.500%, 12/01/21	12/18 at 100.00	Ba1	164,242
210	6.125%, 12/01/29	12/18 at 100.00	Ba1	208,616
405	6.250%, 12/01/37	12/18 at 100.00	Ba1	388,792
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	953,164
	Center, Series 2006-1, 5.000%, 7/01/35
350	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	360,542
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	799,103
	2011A, 6.000%, 7/01/40
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27	2/17 at 100.00	BBB–	96,457
90	5.500%, 2/01/32	2/17 at 100.00	BBB–	84,457
240	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	3/14 at 100.00	B+	238,697
	Series 2001B, 7.125%, 7/01/31
6,055	Total Health Care			6,117,792
	Housing/Multifamily – 1.0%
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	253,035
	Series 2004A, 5.250%, 11/01/30
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	276,100
	11/01/38 (Alternative Minimum Tax)
525	Total Housing/Multifamily			529,135
	Housing/Single Family – 4.4%
2,320	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%,	4/14 at 100.00	Aaa	2,320,812
	10/01/31 (Alternative Minimum Tax)
	Long-Term Care – 3.7%
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	B1	83,640
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	43,786
	5.000%, 7/01/35 – ACA Insured
1,390	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/14 at 100.00	AAA	1,400,898
	Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17
200	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	171,864
	Project, Series 2006A, 6.000%, 11/15/36
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	24,422
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
275	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	260,565
	Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18
2,040	Total-Long Term Care			1,985,175
	Materials – 0.2%
90	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	3/14 at 100.00	BBB	90,007
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 6.3%
1,260	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,427,492
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	210,650
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	1,086,130
600	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/24 – AGM Insured	10/21 at 100.00	AA–	646,752
3,060	Total Tax Obligation/General			3,371,024
	Tax Obligation/Limited – 29.2%
1,050	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	1,094,037
	Purpose Series 2012D, 5.000%, 2/15/37
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,127,540
	2011A, 5.750%, 2/15/47
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,486,575
5,800	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	No Opt. Call	AA	2,398,531
	2012A, 0.000%, 11/15/32
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	259,045
200	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	206,994
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,260,292
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	635,352
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
10	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	3/14 at 100.00	AAA	10,039
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
550	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	604,098
	Series 2007C-1, 5.000%, 11/01/27
535	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender	5/19 at 100.00	AAA	595,648
	Option Bond Trust 3545, 13.923%, 5/01/32 (IF)
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	1,085,400
	Subordinate Series 2011-D1, 5.250%, 2/01/30
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	857,917
	Series 2008A, 5.000%, 12/15/26 (UB)
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	456,586
	5.000%, 4/01/27
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	682,113
	4/01/20 – AMBAC Insured (UB) (4)
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,080,180
	Option Bond Trust 09-6W, 13.181%, 3/15/37 (IF) (4)
4,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	689,760
	0.000%, 8/01/39
21,490	Total Tax Obligation/Limited			15,530,107
	Transportation – 5.6%
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	543,080
	5.000%, 11/15/15 – FGIC Insured
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/14 at 100.00	BB	896,020
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
250	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	248,815
	Series 2011, 5.000%, 11/15/44
100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	103,809
	AGM Insured
105	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	109,734
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	149,280
	Eighth Series 2008, Trust 2920, 17.724%, 8/15/32 – AGM Insured (IF)
405	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	423,018
	Ninth Series 2013, 5.000%, 12/01/38
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB	302,250
215	6.000%, 12/01/36	12/20 at 100.00	BBB	230,022
2,985	Total Transportation			3,006,028
	U.S. Guaranteed – 3.0% (5)
490	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	538,098
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA– (5)	509,370
	City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	Aa2 (5)	309,522
	(Pre-refunded 8/15/14)
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/14 at 100.00	AA (5)	253,048
	2004A, 5.000%, 4/01/21 (Pre-refunded 4/01/14) – NPFG Insured
1,540	Total U.S. Guaranteed			1,610,038
	Utilities – 5.9%
550	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	555,137
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
35	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	33,494
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	611,981
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	460,414
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	403,148
	5.000%, 5/01/38
735	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	638,325
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
405	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013 TE,	12/23 at 100.00	AAA	425,412
	5.000%, 12/15/41
3,125	Total Utilities			3,127,911
	Water and Sewer – 0.6%
275	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/18 at 100.00	AA+	318,098
	Bonds, Tender Option Bond Trust 3484, 18.135%, 6/15/32 (IF)
$ 58,200	Total Long-Term Investments (cost $52,306,179)			52,459,305
	Floating Rate Obligations – (1.9)%			(1,005,000)
	Other Assets Less Liabilities – 3.4%			1,785,603
	Net Assets – 100%			$ 53,239,908

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$52,459,305	$ —	$52,459,305

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $51,274,557.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 1 ,419,030
Depreciation	(1,236,733)
Net unrealized appreciation (depreciation) of investments	$ 182,297

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor's”), Moody’s Investors Service,
Inc. (“Moody's”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 28, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 28, 2014